Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Significant Unconsolidated Joint Venture USD ($)	Dec. 31, 2012 Significant Unconsolidated Joint Venture USD ($)	Dec. 31, 2011 Significant Unconsolidated Joint Venture USD ($)	Dec. 31, 2013 Joint Venture Saudi Organometallic Chemicals Company	Dec. 31, 2012 Joint Venture Saudi Organometallic Chemicals Company USD ($)	Dec. 31, 2011 Joint Venture Saudi Organometallic Chemicals Company USD ($)	Dec. 31, 2013 Eurecat S.A. USD ($)	Dec. 31, 2012 Eurecat S.A. USD ($)	Dec. 31, 2012 Eurecat S.A. EUR (€)	Dec. 31, 2013 Fabrica Carioca de Catalisadores S.A.	Dec. 31, 2012 Fabrica Carioca de Catalisadores S.A.	Dec. 31, 2011 Fabrica Carioca de Catalisadores S.A.	Dec. 31, 2013 Stannica, LLC	Dec. 31, 2012 Stannica, LLC	Dec. 31, 2011 Stannica, LLC	Dec. 31, 2013 Nippon Aluminum Alkyls	Dec. 31, 2012 Nippon Aluminum Alkyls	Dec. 31, 2011 Nippon Aluminum Alkyls	Dec. 31, 2013 Magnifin Magnesiaprodukte GmbH & Co. KG	Dec. 31, 2012 Magnifin Magnesiaprodukte GmbH & Co. KG	Dec. 31, 2011 Magnifin Magnesiaprodukte GmbH & Co. KG	Dec. 31, 2013 Nippon Ketjen Company Limited	Dec. 31, 2012 Nippon Ketjen Company Limited	Dec. 31, 2011 Nippon Ketjen Company Limited	Dec. 31, 2013 Eurecat S.A.	Dec. 31, 2012 Eurecat S.A.	Dec. 31, 2011 Eurecat S.A.	Dec. 31, 2013 Stannica Llc USD ($)	Dec. 31, 2012 Stannica Llc USD ($)	Dec. 31, 2013 Benefit Protection Trust USD ($)	Dec. 31, 2012 Benefit Protection Trust USD ($)
Schedule of Investments [Line Items]
Investment in significant unconsolidated joint ventures				$ 172,900,000	$ 170,600,000
Equity in net income of unconsolidated investments (net of tax)	31,729,000	38,067,000	43,754,000	31,500,000	37,000,000	43,300,000
Undistributed earnings from equity method investees				117,100,000	106,100,000
Dividends received from unconsolidated investments	21,632,000	26,908,000	23,685,000	20,500,000	25,600,000	22,800,000
Investments in unconsolidated joint ventures exceeded the amount of underlying equity in net assets	8,400,000	12,100,000
Excess amount paid for joint ventures remaining to be amortized	1,400,000	1,800,000
Carrying value of unconsolidated investment																															5,500,000	6,600,000
Marketable equity securities	23,801,000	20,290,000																															23,000,000	20,300,000
Long-term advances to joint venture	0	24,959,000	0					22,500,000		2,600,000	2,500,000	1,900,000
Percentage of interest in joint ventures							50.00%			50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Interest rate margin over LIBOR							1.275%
Interest rate percentage							1.52%	1.58%
Long-term advances to joint venture, maturity date							Dec. 31, 2021
Capital contributions to SOCC									$ 10,900,000